Document and Entity Information	Aug. 05, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN TOWER CORP /MA/
Amendment Flag	false
Entity Central Index Key	0001053507
Document Type	8-K
Document Period End Date	Aug. 05, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-14195
Entity Tax Identification Number	65-0723837
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	375-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AMT
Security Exchange Name	NYSE
One Point Three Seventy Five Percent Senior Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Senior Notes due 2025
Trading Symbol	AMT 25A
Security Exchange Name	NYSE
One Point Nine Five Zero Percent Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% Senior Notes due 2026
Trading Symbol	AMT 26B
Security Exchange Name	NYSE